Average Annual Total Returns{- Fidelity® Intermediate Government Income Fund} - 08.31 Fidelity Government Bond Funds Combo PRO-07 - Fidelity® Intermediate Government Income Fund	Fidelity Intermediate Government Income Fund-Default Return Before Taxes Past 1 year	Fidelity Intermediate Government Income Fund-Default Return Before Taxes Past 5 years	Fidelity Intermediate Government Income Fund-Default Return Before Taxes Past 10 years	Fidelity Intermediate Government Income Fund-Default After Taxes on Distributions Past 1 year	Fidelity Intermediate Government Income Fund-Default After Taxes on Distributions Past 5 years	Fidelity Intermediate Government Income Fund-Default After Taxes on Distributions Past 10 years	Fidelity Intermediate Government Income Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Intermediate Government Income Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Intermediate Government Income Fund-Default After Taxes on Distributions and Sales Past 10 years	LB008 Past 1 year	LB008 Past 5 years	LB008 Past 10 years
Total	5.45%	2.64%	2.29%	4.45%	1.86%	1.53%	3.34%	1.70%	1.49%	5.73%	2.89%	2.46%